Financial income and expenses	3 Months Ended
Mar. 31, 2018
Financial income and expenses [Abstract]
Financial Income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth our financial income and expenses for the three-month periods ended March 31, 2018 and 2017:

	For the three-month period ended March 31,
Financial income	2018	2017
	($ in thousands)
Interest income from loans and credits	119	131
Interest rates benefits derivatives: cash flow hedges	177	189
Total	296	320

	For the three-month period ended March 31,
Financial expenses	2018	2017
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(63,751)	(62,067)
- Other debts	(18,468)	(21,550)
Interest rates losses derivatives: cash flow hedges	(17,848)	(17,422)
Total	(100,067)	(101,039)

Interests from other debts are primarily interest on the notes issued by ATS, ATN, ATN2, Atlantica Yield and Solaben Luxembourg and interest related to the investment from Liberty (see Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out ‘Other net financial income and expenses” for the three-month periods ended March 31, 2018, and 2017:

	For the three-month period ended March 31,
Other financial income / (expenses)	2018	2017
	($ in thousands)
Dividend from ACBH (Brazil)	-	10,383
Other financial income	2,171	2,596
Other financial losses	(3,831)	(8,701)
Total	(1,660)	4,278

According to the agreement reached with Abengoa in the third quarter of 2016, Abengoa acknowledged that Atlantica Yield is the legal owner of the dividends declared on February 24, 2017 and retained from Abengoa amounting to $10.4 million. As a result, the Company recorded $10.4 million as Other financial income in accordance with the accounting treatment previously given to the ACBH dividend.

As of March 31, 2017, Other financial losses mainly included a loss resulting from the derecognition of the fair value assigned to ACBH preferred equity investment and recognition of the Abengoa debt and equity instruments received, for $5.8 million. Residual items presented as Other financial losses are guarantees and letters of credit, wire transfers, other bank fees and other minor financial expenses.